UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC

Schedule of Investments

December 31, 2019
(unaudited)

Investment Name	Original Acquisition Date		Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)

Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	4	/2008	$268,222	$469,867	0.3%	Annually (5)	60 days
Atalan Partners, L.P.	11	/2018	9,698,604	11,184,690	6.1	Quarterly	60 days
CVI Global Value Fund A, L.P., Class H(4)	5	/2008	63,639	220,461	0.1	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	6	/2009	25,569	58,735	0.0	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	4	/2008	52,772	50,000	0.0	Annually (5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4	/2011	9,846,151	11,906,560	6.6	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	6	/2015	10,500,000	11,535,618	6.3	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	4	/2008	8,119	59,848	0.0	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11	/2009	10,563,047	14,860,632	8.1	Quarterly	90 days
Highfields Capital II, L.P.(4)	7	/2008	5,273	3,463	0.0	Annually (7)	60 days
Indaba Capital Partners, L.P.	6	/2019	11,839,106	12,338,019	6.8	Quarterly	90 days
Junto Capital Partners, L.P.	11	/2018	10,000,000	10,758,136	5.9	Quarterly(8)	45 days
Lion Point Associates, L.P.	2	/2018	5,333,333	6,055,747	3.3	Semi-Annually	60 days
Nut Tree Onshore Fund, L.P.	6	/2019	4,000,000	4,053,704	2.2	Quarterly	75 days
Sculptor Asia Domestic Partners, L.P.(4)(11)	4	/2013	490,170	824,338	0.5	Quarterly (5)	45 days
Securis Event Fund (US), L.P.	12	/2017	1,769,335	1,414,082	0.8	Annually	60 days
Stark Investments, L.P., Class A (4)	1	/2010	143,833	148,668	0.1	Quarterly	90 days
Total United States:			74,607,173	85,942,568	47.1
Cayman Islands:
Multi-Strategy: (3)
Autonomy Global Macro Fund, Limited	12	/2017	12,307,345	13,712,127	7.5	Monthly (5)	60 days
Elliott International, Ltd.	1	/2015	17,683,138	23,990,768	13.1	Semi-Annually (7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1	/2015	180,870	44,061	0.0	Quarterly	65 days
Highfields Capital, Ltd.(4)	12	/2014	1,123,666	1,106,619	0.6	Annually (9)	60 days
Malachite Capital Offshore Fund, Ltd.	1	/2019	9,233,576	10,013,188	5.6	Quarterly	30 days
Myriad Opportunities US Fund, Limited	11	/2017	10,853,052	10,291,184	5.6	Quarterly (5)	60 days
Nut Tree Offshore Fund, Ltd.	1	/2019	8,610,848	9,127,149	5.0	Quarterly (5)	75 days
Parallax Offshore Investors Fund, Ltd.	4	/2019	11,000,000	10,866,406	5.9	Quarterly	45 days
Systematica Alternative Markets Fund, Limited	5	/2016	7,085,257	9,670,353	5.3	Monthly	30 days
Total Cayman Islands:			78,077,752	88,821,855	48.6

Total investments in Portfolio Funds			$152,684,925	$174,764,423	95.7%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 1.48% (10)	$1,095,109	$1,095,109	0.6%
Total Short-term investments:	1,095,109	1,095,109	0.6
Total investments in Portfolio Fund sand short-term investments	$153,780,034	175,859,532	96.3

Other assets less liabilities		6,808,827	3.7

Members’ capital		$182,668,359	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.
(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.
(8)	Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.
(9)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.
(10)	The rate shown is the annualized 7-day yield as of December 31, 2019.
(11)	Formerly known as OZ Asia Domestic Partners, L.P.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Short-term investments	$1,095,109	$–	$–	$1,095,109
Total	$1,095,109	$–	$–	$1,095,109

In accordance with ASC 820 (defined below), investments in Portfolio Funds with a fair value of $174,764,423 are excluded from the fair value hierarchy as of December 31, 2019.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	February 28, 2020

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	February 28, 2020

*	Print the name and title of each signing officer under his or her signature.